Net Deferred Tax Assets and Liabilities Reflected on Consolidated Balance Sheet (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred income taxes and other current assets	$ 546,646	¥ 44,825,000	¥ 55,953,000
Deferred income taxes and other assets	229,695	18,835,000	15,117,000
Deferred income taxes and other current liabilities	(8,378)	(687,000)	(380,000)
Deferred income taxes and other liabilities	(202,146)	(16,576,000)	(17,595,000)
Total deferred tax assets	$ 565,817	¥ 46,397,000	¥ 53,095,000